Inventory and Contracts in Progress (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory and contracts in progress [abstract]
Raw materials	€ 4,970	€ 4,297	€ 3,390
Work in progress	3,944	1,538	720
Finished goods	1,414	880	555
Contracts in progress	1,266	1,155	722
Total inventories (at cost or net realizable value)	€ 11,594	€ 7,870	€ 5,387